For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 3 1 2006
DIVISION OF MARKET REGULATION

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06061450

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   International Securities Exchange, LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   SPDR Trust
3. Class of New Derivative Securities Product:
   Investment Company Unit
4. Name of Underlying Instrument:
   Standard &Poor's 500 Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
   The index referred to in Item 4 above is broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SPY
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   New York Stock Exchange, Nasdaq Global Market and American Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   T+3, Physical Settlement
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable

PROCESSED
MAR 28 2007
THOMSON
FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**October 31, 2006**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCTOBER 31, 2006

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.iseoptions.com

October 31, 2006

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Amended Forms 19b-4(e)s related to: Dow Industry Diamonds; iShares Russell 2000 Index Fund; iShares Russell 2000 Value Index Fund; iShares Russell 2000 Growth Index Fund; iShares S&P 500 Index Fund; iShares S&P Small Cap 600 Index Fund; iShares Nasdaq Biotechnology Index Fund; iShares Dow Jones U.S. Real Estate Index Fund; Nasdaq-100 Index Tracking Stock; Standard & Poor's Depositary Receipts; Standard & Poor's MidCap 400 Depositary Receipts; Select Sector SPDR Fund; Semiconductor HOLDRS; Retail HOLDRS; and Oil Service HOLDRS

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Amended Forms 19b-4(e), with respect to above listed products. These securities are listed for trading pursuant to ISE Rules 2123 and 2124.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

END